Leases	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases

NOTE 8 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended June 30, 2020, 2019 and 2018 was $562,894, $640,626 and $391,784, respectively.

Effective July 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of June 30, 2020. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

June 30, 2020
Right-of-use assets, net	$5,123,898

Operating lease liabilities - current	$172,716
Operating lease liabilities - non-current	1,200,299
Total operating lease liabilities	$1,373,015

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2020:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	15.32
Weighted average discount rate	5.79%

The following is a schedule of maturities of lease liabilities as of June 30,2020:

Twelve months ending June 30,
2021	$245,750
2022	238,264
2023	225,079
2024	241,088
2025	241,499
Thereafter	471,069
Total future minimum lease payments	1,662,749
Less: imputed interest	289,734
Total	$1,373,015